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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01540

AIM Funds Group (Invesco Funds Group)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	12/31

Date of reporting period:	03/31/15

Item 1. Schedule of Investments.

Invesco European Small Company Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	ESC-QTR-1	03/15	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.62%

Austria–1.46%

Semperit AG Holding	99,881	$ 4,693,033

Belgium–1.07%

Van de Velde N.V.	62,106	3,445,661

France–26.67%

Caisse Regionale de Credit Agricole d’Ile-de-France	55,078	4,899,852
Caisse Regionale de Credit Agricole Mutuel Brie Picardie -CCI	94,000	2,926,952
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine -CCI	42,988	5,385,173
Caisse Regionale de Credit Agricole Mutuel Nord de France -CCI	312,270	6,127,487
Caisse Regionale de Credit Agricole Mutuel Sud Rhone Alpes -CCI	17,300	3,059,858
Cegid Group	135,000	5,225,472
Constuctions Industrielles de la Mediterranee S.A.	80,972	7,548,197
GEA	39,000	3,186,893
Gerard Perrier Industrie S.A.	163,600	6,358,883
Linedata Services (a)	486,700	12,789,448
Maisons France Confort S.A.	112,990	3,968,975
Manutan International	93,000	4,543,709
Metropole Television S.A.	151,302	3,031,323
Neurones	168,000	2,691,441
Tessi S.A.	68,094	6,589,320
Total Gabon	8,432	2,610,670
Trigano S.A.	138,988	4,707,357
		85,651,010

Germany–9.73%

Amadeus Fire AG	33,500	2,654,615
CANCOM S.E.	77,170	3,114,398
CENIT AG (a)	463,575	7,925,130
MorphoSys AG (b)	76,912	4,863,339
Nemetschek AG	28,428	3,686,234
Nexus AG	230,566	3,941,682
SMT Scharf AG	89,110	1,480,281
Softing AG	44,664	612,290
Takkt AG	161,690	2,963,258
		31,241,227

Greece–1.87%

Autohellas S.A. (b)	207,551	2,398,958
Karelia Tobacco Co. Inc. S.A.	7,255	1,942,343
Metka S.A.	179,000	1,674,409
		6,015,710

	Shares	Value

Ireland–9.86%

CPL Resources PLC	582,792	$ 3,659,449
DCC PLC	73,026	4,359,455
Fyffes PLC	4,410,483	5,619,449
IFG Group PLC	1,096,500	2,228,228
Origin Enterprises PLC	672,112	5,889,637
Total Produce PLC	8,216,323	9,894,293
		31,650,511

Israel–3.02%

Hilan Ltd.	517,409	4,548,779
Vizrt Ltd.	1,121,772	5,152,323
		9,701,102

Italy–6.83%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	733,532	12,193,203
El.En. S.p.A.	132,000	5,818,982
Vianini Lavori S.p.A.	615,570	3,929,922
		21,942,107

Norway–8.77%

Bonheur ASA	283,997	2,097,623
Ekornes ASA	505,214	6,146,080
Ganger Rolf ASA	320,785	2,349,431
Kongsberg Gruppen ASA	256,721	5,114,853
Prosafe S.E.	1,335,528	3,664,768
Telio Holding ASA	834,256	4,401,341
Wilh. Wilhelmsen Holding ASA -Class A	223,153	4,376,798
		28,150,894

Portugal–0.33%

Conduril - Engenharia S.A.	14,192	1,052,887

Romania–1.00%

Societatea Nationala de Gaze Naturale ROMGAZ S.A.	377,000	3,219,435

Spain–1.70%

Baron de Ley, S.A. (b)	55,000	5,446,426

Switzerland–4.97%

Carlo Gavazzi Holding AG	14,425	3,169,106
Kardex AG	146,348	8,448,367
Kuoni Reisen Holding AG	13,190	4,336,494
		15,953,967

Turkey–2.23%

Yazicilar Holding A.S. -Class A	864,364	7,170,976

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

	Shares	Value

United Kingdom–16.11%

Chime Communications PLC	724,538	$2,953,952
City of London Investment Group PLC	900,000	4,560,767
Clarkson PLC	124,788	4,166,391
Diploma PLC	222,327	2,644,237
Fairpoint Group PLC	1,852,500	3,436,156
Hargreaves Services PLC	339,000	2,124,556
IG Group Holdings PLC	528,373	5,553,897
Micro Focus International PLC	317,047	5,544,064
SafeStyle UK PLC	1,450,000	3,846,083
Savills PLC	616,600	7,429,579
Tribal Group PLC	1,145,117	2,502,130
Tullett Prebon PLC	854,774	4,716,258
Ultra Electronics Holdings PLC	89,908	2,274,429
		51,752,499
Total Common Stocks & Other Equity Interests (Cost $294,762,861)		307,087,445

	Shares	Value

Money Market Funds–4.25%

Liquid Assets Portfolio –Institutional Class (c)	6,825,415	$6,825,415
Premier Portfolio –Institutional Class (c)	6,825,414	6,825,414
Total Money Market Funds (Cost $13,650,829)		13,650,829
TOTAL INVESTMENTS–99.87% (Cost $308,413,690)		320,738,274
OTHER ASSETS LESS LIABILITIES–0.13%		411,878
NET ASSETS–100.00%		$321,150,152

Notes to Schedule of Investments:

(a)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of March 31, 2015 was $20,714,578, which represented 6.45% of the Fund’s Net Assets. See Note 3.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco European Small Company Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco European Small Company Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2015, there were transfers from Level 1 to Level 2 of $9,295,532 and from Level 2 to Level 1 of $94,746,253, due to foreign fair value adjustments.

Invesco European Small Company Fund

	Level 1	Level 2	Level 3	Total
Austria	$4,693,033	$—	$—	$4,693,033
Belgium	3,445,661	—	—	3,445,661
France	82,619,687	3,031,323	—	85,651,010
Germany	31,241,227	—	—	31,241,227
Greece	6,015,710	—	—	6,015,710
Ireland	31,650,511	—	—	31,650,511
Israel	9,701,102	—	—	9,701,102
Italy	18,012,185	3,929,922	—	21,942,107
Norway	24,486,126	3,664,768	—	28,150,894
Portugal	1,052,887	—	—	1,052,887
Romania	3,219,435	—	—	3,219,435
Spain	5,446,426	—	—	5,446,426
Switzerland	15,953,967	—	—	15,953,967
Turkey	—	7,170,976	—	7,170,976
United Kingdom	31,539,295	20,213,204	—	51,752,499
United States	13,650,829	—	—	13,650,829
Total Investments	$282,728,081	$38,010,193	$—	$320,738,274

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended March 31, 2015.

	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 03/31/15	Dividend Income
CENIT AG	$6,613,861	$ —	$ —	$ 1,311,269	$ —	$7,925,130	$ —
Linedata Services	13,192,331	—	—	(402,883)	—	12,789,448	—
Total	$19,806,192	$ —	$ —	$ 908,386	$ —	$20,714,578	$ —

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $4,089,341 and $37,129,284, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$49,930,302
Aggregate unrealized (depreciation) of investment securities	(38,412,416)
Net unrealized appreciation of investment securities	$11,517,886
Cost of investments for tax purposes is $309,220,388.

Invesco European Small Company Fund

Invesco Global Core Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2015

invesco.com/us	GCE-QTR-1	03/15	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.82%

Canada–2.52%

Canadian Natural Resources Ltd.	314,007	$9,623,995
Toronto-Dominion Bank (The)	155,944	6,674,344
Vermilion Energy, Inc.	269,102	11,313,502
		27,611,841

Finland–1.54%

Sampo Oyj -Class A	334,407	16,906,248

France–8.21%

Casino Guichard-Perrachon S.A.	166,872	14,761,115
Danone	373,755	25,164,559
LVMH Moet Hennessy Louis Vuitton S.E.	88,629	15,642,494
Orange S.A.	526,289	8,468,184
Publicis Groupe S.A.	240,877	18,603,320
Rexel S.A.	392,258	7,399,525
		90,039,197

Ireland–1.68%

Shire PLC -ADR	77,091	18,447,105

Israel–1.41%

Teva Pharmaceutical Industries Ltd. -ADR	247,977	15,448,967

Italy–0.68%

Prada S.p.A.	1,227,200	7,439,878

Japan–7.36%

Asahi Group Holdings, Ltd.	309,529	9,841,494
FANUC Corp.	32,400	7,091,046
Hitachi, Ltd.	941,000	6,433,178
KDDI Corp.	454,200	10,302,244
Komatsu Ltd.	810,200	15,933,641
Mitsubishi UFJ Financial Group, Inc.	1,932,431	11,964,235
Sumitomo Corp.	650,900	6,969,334
Toyota Motor Corp.	174,700	12,192,077
		80,727,249

Netherlands–5.84%

GrandVision N.V. (a)(b)	527,881	12,427,113
Heineken N.V.	84,818	6,477,674
Koninklijke Ahold N.V.	545,964	10,771,826
Koninklijke Philips N.V.	536,495	15,242,982
Randstad Holding N.V.	314,165	19,078,391
		63,997,986

Sweden–0.65%

SKF AB -Class B	276,153	7,127,929

Switzerland–5.30%

ABB Ltd.	950,743	20,182,989
Roche Holding AG	78,594	21,682,498

	Shares	Value

Switzerland–(continued)
Sunrise Communications Group AG (a)(b)	73,030	$6,327,563
TE Connectivity Ltd.	137,637	9,857,562
		58,050,612

Taiwan–1.42%

Taiwan Semiconductor Manufacturing Co. Ltd.	3,353,000	15,546,201

United Kingdom–10.53%

British American Tobacco PLC	145,849	7,537,850
Diageo PLC	653,613	18,035,222
GlaxoSmithKline PLC -ADR	176,889	8,163,427
Kingfisher PLC	3,011,068	17,005,679
Liberty Global PLC -Series A (b)	200,773	10,333,786
Liberty Global PLC -Series C (b)	194,693	9,697,658
Rio Tinto PLC	341,330	13,948,725
Royal Dutch Shell PLC -Class A -ADR	26,101	1,556,925
Standard Chartered PLC	686,934	11,126,401
Vodafone Group PLC -ADR	550,539	17,991,615
		115,397,288

United States–52.68%

Aaron’s Inc.	252,066	7,135,988
ACE Ltd.	89,139	9,938,107
Actavis PLC (b)	69,164	20,584,590
Amazon.com, Inc. (b)	17,427	6,484,587
American Express Co.	394,354	30,806,935
Amphenol Corp. -Class A	168,959	9,956,754
Apple Inc.	81,552	10,147,515
Archer-Daniels-Midland Co.	205,582	9,744,587
Berkshire Hathaway Inc. -Class A (b)	136	29,580,000
Cabot Oil & Gas Corp.	398,066	11,754,889
Celgene Corp. (b)	139,558	16,088,246
Cisco Systems, Inc.	285,439	7,856,708
Coca-Cola Co. (The)	300,000	12,165,000
Comcast Corp. -Class A	167,669	9,468,268
Concho Resources Inc. (b)	105,236	12,198,957
Core Laboratories N.V.	47,744	4,988,771
Dick’s Sporting Goods, Inc.	191,335	10,904,182
Eaton Corp. PLC	153,528	10,430,692
EMC Corp.	591,366	15,115,315
EOG Resources, Inc.	173,039	15,865,946
Express Scripts Holding Co. (b)	127,745	11,084,434
First Republic Bank	405,956	23,176,028
GameStop Corp. -Class A	225,982	8,578,277
General Electric Co.	565,413	14,027,897
Google Inc. -Class C (b)	39,442	21,614,216
Halliburton Co.	358,798	15,744,056
HCA Holdings, Inc. (b)	126,823	9,540,894
International Business Machines Corp.	160,932	25,829,586
Johnson Controls, Inc.	131,752	6,645,571

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

	Shares	Value

United States–(continued)

Kroger Co. (The)	88,229	$6,763,635
Las Vegas Sands Corp.	107,845	5,935,789
Linear Technology Corp.	187,949	8,796,013
Macy’s, Inc.	140,717	9,133,940
Marsh & McLennan Cos., Inc.	253,480	14,217,693
Microsoft Corp.	153,766	6,251,357
Moody’s Corp.	195,406	20,283,143
Northern Trust Corp.	247,341	17,227,301
Philip Morris International Inc.	144,029	10,849,705
Priceline Group Inc. (The) (b)	7,632	8,884,793
Progressive Corp. (The)	820,932	22,329,350
QUALCOMM, Inc.	349,913	24,262,967
ResMed Inc.	193,451	13,885,913
Rite Aid Corp. (b)	1,284,789	11,164,816
		577,443,411
Total Common Stocks & Other Equity Interests (Cost $1,029,241,053)		1,094,183,912

Money Market Funds–0.65%

Liquid Assets Portfolio –Institutional Class (c)	3,542,899	3,542,899
Premier Portfolio –Institutional Class (c)	3,542,900	3,542,900
Total Money Market Funds (Cost $7,085,799)		7,085,799
TOTAL INVESTMENTS–100.47% (Cost $1,036,326,852)		1,101,269,711
OTHER ASSETS LESS LIABILITIES–(0.47)%		(5,142,433)
NET ASSETS–100.00%		$1,096,127,278

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2015 was $18,754,676, which represented 1.71% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Global Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2015, there were transfers from Level 1 to Level 2 of $11,126,401 and from Level 2 to Level 1 of $221,256,840, due to foreign fair value adjustments.

Invesco Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
Canada	$27,611,841	$—	$—	$27,611,841
Finland	16,906,248	—	—	16,906,248
France	67,878,557	22,160,640	—	90,039,197
Ireland	18,447,105	—	—	18,447,105
Israel	15,448,967	—	—	15,448,967
Italy	7,439,878	—	—	7,439,878
Japan	27,234,784	53,492,465	—	80,727,249
Netherlands	63,997,986	—	—	63,997,986
Sweden	—	7,127,929	—	7,127,929
Switzerland	58,050,612	—	—	58,050,612
Taiwan	—	15,546,201	—	15,546,201
United Kingdom	82,784,312	32,612,976	—	115,397,288
United States	584,529,210	—	—	584,529,210
Total Investments	$970,329,500	$130,940,211	$—	$1,101,269,711

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $242,188,511 and $271,455,678, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$111,028,368
Aggregate unrealized (depreciation) of investment securities	(46,360,542)
Net unrealized appreciation of investment securities	$64,667,826
Cost of investments for tax purposes is $1,036,601,885.

Invesco Global Core Equity Fund

Invesco International Small Company Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2015

ISC-QTR-1	03/15	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.39%

Brazil–7.46%

Diagnosticos da America S.A.	900,700	$ 2,583,027
Duratex S.A.	1,342,000	3,680,342
Fleury S.A.	1,892,000	9,161,725
Totvs S.A.	534,100	6,135,136
Wilson Sons Ltd. -BDR	945,700	8,358,534
		29,918,764

Canada–17.37%

Brookfield Real Estate Services, Inc.	375,300	4,160,123
Calian Technologies Ltd.	367,000	5,360,414
Calvalley Petroleum Inc. -Class A (a)	4,748,821	2,362,038
Cequence Energy Ltd. (b)	4,373,000	3,210,872
COM DEV International Ltd.	1,755,900	5,974,995
Dorel Industries Inc. -Class B	134,355	3,730,669
Epsilon Energy Ltd. (b)	1,204,800	3,757,271
Hammond Power Solutions Inc.	249,800	1,350,963
Horizon North Logistics Inc.	786,000	1,439,697
Major Drilling Group International Inc.	643,284	3,489,153
Onex Corp.	105,799	6,143,626
Paramount Resources Ltd. -Class A (b)	237,026	5,838,632
Total Energy Services Inc.	742,790	8,245,403
TransGlobe Energy Corp.	1,895,422	6,749,055
Trilogy Energy Corp.	422,871	2,480,603
Wi-LAN Inc.	2,189,700	5,393,861
		69,687,375

Egypt–1.31%

Eastern Tobacco	192,320	5,242,762

France–5.59%

Caisse Regionale de Credit Agricole Mutuel Nord de France -CCI	161,000	3,159,206
Constuctions Industrielles de la Mediterranee S.A.	25,804	2,405,445
Metropole Television S.A.	330,758	6,626,708
Precia S.A. (a)	35,321	4,424,337
Vicat S.A.	79,300	5,814,108
		22,429,804

Germany–4.36%

CTS Eventim AG & Co. KGaA	151,000	4,757,007
MorphoSys AG (b)	156,102	9,870,722
Takkt AG	157,000	2,877,305
		17,505,034

Greece–0.76%

Metka S.A.	325,000	3,040,128

	Shares	Value

Hong Kong–2.98%

First Pacific Co. Ltd.	11,988,000	$11,968,516

Ireland–4.89%

DCC PLC	255,895	15,276,240
Total Produce PLC	3,600,000	4,335,206
		19,611,446

Italy–2.70%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	650,910	10,819,811

Japan–5.34%

EXEDY Corp.	225,500	5,382,746
Nippon Ceramic Co., Ltd.	617,100	8,540,820
THK Co., Ltd.	293,900	7,485,647
		21,409,213

Netherlands–0.96%

Aalberts Industries N.V.	121,823	3,829,978

New Zealand–1.74%

Freightways Ltd.	1,492,274	6,981,746

Norway–2.10%

Bonheur ASA	313,995	2,319,190
Kongsberg Gruppen ASA	120,919	2,409,164
Prosafe S.E.	1,345,985	3,693,462
		8,421,816

Philippines–4.93%

Energy Development Corp.	61,851,350	11,738,943
First Gen Corp.	11,807,541	8,056,600
		19,795,543

Romania–1.50%

Societatea Nationala de Gaze Naturale ROMGAZ S.A.	706,000	6,028,969

Switzerland–3.13%

Aryzta AG	48,034	2,943,247
Kuoni Reisen Holding AG	17,902	5,885,665
Tecan Group AG	28,562	3,738,228
		12,567,140

Thailand–3.23%

Major Cineplex Group PCL	8,124,700	8,174,621
Siam Commercial Bank PCL (The)	875,500	4,781,361
		12,955,982

Turkey–0.74%

Yazicilar Holding A.S. -Class A	358,400	2,973,374

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

	Shares	Value

United Kingdom–18.53%

Amlin PLC	274,216	$2,055,146
Clarkson PLC	142,000	4,741,061
Halma PLC	519,249	5,382,037
HomeServe PLC	883,342	5,004,530
IG Group Holdings PLC	985,373	10,357,570
Informa PLC	781,491	6,546,250
Jupiter Fund Management PLC.	873,948	5,304,122
Lancashire Holdings Ltd.	640,465	5,939,913
Micro Focus International PLC	575,649	10,066,125
Savills PLC	635,866	7,661,720
Tullett Prebon PLC	1,346,102	7,427,185
Ultra Electronics Holdings PLC	151,878	3,842,103
		74,327,762

United States–2.77%

Mitel Networks Corp. (b)	1,094,760	11,115,280
Total Common Stocks & Other Equity Interests (Cost $328,477,026)		370,630,443

Money Market Funds–4.96%

Liquid Assets Portfolio –Institutional Class (c)	9,948,229	9,948,229

Premier Portfolio –Institutional Class (c)	9,948,229	9,948,229
Total Money Market Funds (Cost $19,896,458)		19,896,458
TOTAL INVESTMENTS–97.35% (Cost $348,373,484)		390,526,901
OTHER ASSETS LESS LIABILITIES–2.65%		10,649,244
NET ASSETS–100.00%		$401,176,145

Investment Abbreviations:

BDR         —Brazilian Depositary Receipt

Notes to Schedule of Investments:

(a)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of March 31, 2015 was $6,786,375, which represented 1.69% of the Fund’s Net Assets. See Note 3.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco International Small Company Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco International Small Company Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2015, there were transfers from Level 1 to Level 2 of $16,636,595 and from Level 2 to Level 1 of $116,511,742 due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$29,918,764	$—	$—	$29,918,764
Canada	69,687,375	—	—	69,687,375
Egypt	5,242,762	—	—	5,242,762
France	15,803,096	6,626,708	—	22,429,804
Germany	17,505,034	—	—	17,505,034
Greece	3,040,128	—	—	3,040,128
Hong Kong	11,968,516	—	—	11,968,516
Ireland	19,611,446	—	—	19,611,446
Italy	10,819,811	—	—	10,819,811
Japan	13,923,566	7,485,647	—	21,409,213
Netherlands	—	3,829,978	—	3,829,978
New Zealand	—	6,981,746	—	6,981,746
Norway	4,728,354	3,693,462	—	8,421,816
Philippines	8,056,600	11,738,943	—	19,795,543
Romania	6,028,969	—	—	6,028,969
Switzerland	5,885,665	6,681,475	—	12,567,140
Thailand	8,174,621	4,781,361	—	12,955,982
Turkey	—	2,973,374	—	2,973,374
United Kingdom	35,575,103	38,752,659	—	74,327,762
United States	31,011,738	—	—	31,011,738
	$296,981,548	$93,545,353	$—	$390,526,901

Invesco International Small Company Fund

NOTE 3 — Investments in Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended March 31, 2015.

	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 03/31/15	Dividend Income
Calvalley Petroleum Inc. –Class A	$2,927,950	$678,224	$ —	$(1,244,136)	$ —	$2,362,038	$—
Precia S.A	4,531,073	—	—	(106,736)	—	4,424,337	—
Total	$7,459,023	$678,224	$ —	$(1,350,872)	$ —	$6,786,375	$—

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $13,521,243 and $35,818,378 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$99,996,474
Aggregate unrealized (depreciation) of investment securities	(59,414,247)
Net unrealized appreciation of investment securities	$40,582,227
Cost of investments for tax purposes is $349,944,674.

Invesco International Small Company Fund

Invesco Small Cap Equity Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2015

SCE-QTR-1	03/15	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.07%

Air Freight & Logistics–1.00%

Forward Air Corp.	265,675	$ 14,426,153

Alternative Carriers–1.03%

Iridium Communications Inc. (b)(c)	1,527,960	14,836,492

Apparel Retail–0.94%

ANN Inc. (c)	332,004	13,622,124

Apparel, Accessories & Luxury Goods–1.14%

Columbia Sportswear Co.	269,872	16,435,205

Application Software–5.31%

Blackbaud, Inc.	7,959	377,097
Bottomline Technologies (de), Inc. (c)	393,451	10,768,754
Cadence Design Systems, Inc. (c)	820,881	15,137,046
MicroStrategy Inc. -Class A (c)	100,461	16,996,997
SS&C Technologies Holdings, Inc.	298,547	18,599,478
Verint Systems Inc. (c)	240,243	14,878,249
		76,757,621

Asset Management & Custody Banks–1.20%

Janus Capital Group Inc.	1,007,067	17,311,482

Automobile Manufacturers–1.08%

Thor Industries, Inc.	247,953	15,673,109

Automotive Retail–1.00%

Penske Automotive Group, Inc.	281,272	14,482,695

Biotechnology–1.13%

AMAG Pharmaceuticals, Inc. (c)	297,587	16,266,105

Broadcasting–0.99%

Nexstar Broadcasting Group, Inc. -Class A	249,641	14,284,458

Building Products–2.35%

Apogee Enterprises, Inc.	386,867	16,712,654
Trex Co., Inc. (c)	316,181	17,241,350
		33,954,004

Communications Equipment–1.69%

ARRIS Group Inc. (c)	478,243	13,818,831
Finisar Corp. (c)	499,367	10,656,492
		24,475,323

Construction & Engineering–1.87%

Dycom Industries, Inc. (c)	388,000	18,949,920
Primoris Services Corp.	471,970	8,113,164
		27,063,084

Construction Materials–0.95%

Eagle Materials Inc.	164,692	13,761,664

	Shares	Value

Data Processing & Outsourced Services–1.34%

DST Systems, Inc.	43,249	$ 4,788,097
Jack Henry & Associates, Inc.	208,379	14,563,608
		19,351,705

Diversified REIT’s–0.99%

Cousins Properties, Inc.	1,344,700	14,253,820

Diversified Support Services–1.05%

Mobile Mini, Inc.	356,214	15,188,965

Electrical Components & Equipment–1.15%

EnerSys	258,735	16,621,136

Electronic Components–1.15%

Belden Inc.	176,972	16,557,500

Electronic Equipment & Instruments–0.82%

Coherent, Inc. (c)	182,266	11,839,999

Environmental & Facilities Services–1.79%

Team, Inc. (c)	290,238	11,313,477
Waste Connections, Inc.	302,250	14,550,315
		25,863,792

Gas Utilities–0.50%

UGI Corp.	219,810	7,163,608

Health Care Equipment–2.76%

Globus Medical, Inc. -Class A (c)	552,433	13,943,409
Hill-Rom Holdings, Inc.	304,006	14,896,294
Wright Medical Group, Inc. (c)	428,359	11,051,662
		39,891,365

Health Care Facilities–1.84%

Community Health Systems Inc. (c)	231,204	12,087,345
LifePoint Hospitals, Inc. (c)	197,934	14,538,252
		26,625,597

Health Care Services–0.97%

Team Health Holdings, Inc. (c)	239,060	13,987,401

Health Care Supplies–2.06%

Alere, Inc. (c)	385,472	18,849,581
Haemonetics Corp. (c)	243,827	10,952,709
		29,802,290

Health Care Technology–0.67%

HMS Holdings Corp. (c)	623,881	9,638,961

Home Furnishings–0.92%

La-Z-Boy Inc.	474,438	13,336,452

Homebuilding–0.76%

Beazer Homes USA, Inc. (c)	618,983	10,968,379

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Homefurnishing Retail–0.46%

Pier 1 Imports, Inc.	470,495	$ 6,577,520

Hotel and Resort REIT’s–0.91%

LaSalle Hotel Properties	337,496	13,115,095

Industrial Machinery–2.74%

Albany International Corp. -Class A	372,422	14,803,774
Rexnord Corp. (c)	458,026	12,224,714
Watts Water Technologies, Inc. -Class A	227,323	12,509,585
		39,538,073

Internet Software & Services–0.37%

SciQuest, Inc. (c)	316,764	5,362,815

Investment Banking & Brokerage–2.22%

E*TRADE Financial Corp. (c)	672,262	19,196,441
Evercore Partners Inc. -Class A	247,992	12,811,267
		32,007,708

IT Consulting & Other Services–1.04%

CACI International Inc. -Class A (c)	167,583	15,069,063

Life & Health Insurance–0.93%

StanCorp Financial Group, Inc.	195,683	13,423,854

Life Sciences Tools & Services–3.36%

Affymetrix, Inc. (b)(c)	1,500,870	18,850,927
Bio-Techne Corp.	146,266	14,669,017
Charles River Laboratories International, Inc. (c)	188,760	14,966,781
		48,486,725

Multi-Line Insurance–1.00%

American Financial Group, Inc.	225,843	14,487,829

Office Services & Supplies–0.90%

Pitney Bowes Inc.	560,040	13,060,133

Oil & Gas Drilling–0.23%

Precision Drilling Corp. (Canada)	529,210	3,355,191

Oil & Gas Equipment & Services–1.06%

Forum Energy Technologies Inc. (c)	396,784	7,776,966
Helix Energy Solutions Group Inc. (c)	503,026	7,525,269
		15,302,235

Oil & Gas Exploration & Production–0.83%

Rosetta Resources, Inc. (c)	203,159	3,457,766
Ultra Petroleum Corp. (b)(c)	543,283	8,491,514
		11,949,280

Oil & Gas Storage & Transportation–1.93%

Scorpio Tankers Inc. (Monaco)	1,423,642	13,410,708
SemGroup Corp. -Class A	178,404	14,511,381
		27,922,089

	Shares	Value

Packaged Foods & Meats–1.81%

Pinnacle Foods Inc.	372,809	$ 15,214,335
TreeHouse Foods, Inc. (c)	129,147	10,980,078
		26,194,413

Paper Packaging–1.52%

Graphic Packaging Holding Co.	1,508,386	21,931,932

Pharmaceuticals–1.64%

Impax Laboratories, Inc. (c)	504,907	23,664,991

Real Estate Services–2.44%

Jones Lang LaSalle Inc.	124,749	21,257,230
Kennedy-Wilson Holdings Inc.	532,336	13,915,263
		35,172,493

Regional Banks–6.85%

East West Bancorp, Inc.	376,369	15,227,890
Glacier Bancorp, Inc.	513,229	12,907,709
IBERIABANK Corp.	200,742	12,652,768
PacWest Bancorp	292,987	13,738,161
PrivateBancorp, Inc.	397,652	13,985,421
Synovus Financial Corp.	499,386	13,987,802
Western Alliance Bancorp (c)	552,308	16,370,409
		98,870,160

Restaurants–5.55%

Brinker International, Inc.	253,013	15,575,480
Cracker Barrel Old Country Store, Inc.	102,474	15,590,394
Papa John’s International, Inc.	272,598	16,849,283
Red Robin Gourmet Burgers Inc. (c)	183,627	15,975,549
Sonic Corp.	511,659	16,219,590
		80,210,296

Semiconductor Equipment–0.96%

Entegris Inc. (c)	1,014,002	13,881,687

Semiconductors–4.53%

Fairchild Semiconductor International, Inc. (c)	690,897	12,560,508
Integrated Device Technology, Inc. (c)	665,664	13,326,593
Intersil Corp. -Class A	923,249	13,220,926
Microsemi Corp. (c)	416,091	14,729,621
Power Integrations, Inc.	222,480	11,586,758
		65,424,406

Specialized REIT’s–0.99%

Geo Group Inc. (The)	326,199	14,267,944

Specialty Chemicals–3.26%

Minerals Technologies Inc.	238,865	17,461,031
PolyOne Corp.	366,697	13,696,133
Sensient Technologies Corp.	230,528	15,878,769
		47,035,933

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Specialty Stores–1.93%

GNC Holdings, Inc. -Class A	238,788	$11,717,327
Michaels Cos., Inc. (The) (c)	597,232	16,161,098
		27,878,425

Steel–0.81%

Haynes International, Inc.	261,996	11,687,642

Technology Distributors–0.87%

Tech Data Corp. (c)	218,301	12,611,249

Technology Hardware, Storage & Peripherals–1.26%

Cray, Inc. (c)	647,135	18,171,551

Trucking–4.22%

Celadon Group, Inc.	562,706	15,316,858
Heartland Express, Inc.	578,625	13,748,130
Landstar System, Inc.	206,054	13,661,380
Old Dominion Freight Line, Inc. (c)	235,967	18,240,249
		60,966,617
Total Common Stocks & Other Equity Interests (Cost $1,084,923,367)		1,402,067,838

	Shares	Value

Money Market Funds–2.42%

Liquid Assets Portfolio –Institutional Class (d)	17,455,997	$17,455,997
Premier Portfolio –Institutional Class (d)	17,455,997	17,455,997
Total Money Market Funds (Cost $34,911,994)		34,911,994
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.49% (Cost $1,119,835,361)		1,436,979,832

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.33%

Liquid Assets Portfolio - Institutional Class (Cost $19,162,585)(d)(e)	19,162,585	19,162,585
TOTAL INVESTMENTS–100.82% (Cost $1,138,997,946)		1,456,142,417
OTHER ASSETS LESS LIABILITIES–(0.82)%		(11,806,640)
NET ASSETS–100.00%		$1,444,335,777

Investment Abbreviations:

REIT     —     Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at March 31, 2015.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of March 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$18,776,243	$(18,776,243)	$—

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Small Cap Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

Invesco Small Cap Equity Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2015 was $123,863,192 and $132,286,784, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$372,611,539
Aggregate unrealized (depreciation) of investment securities	(55,847,382)
Net unrealized appreciation of investment securities	$316,764,157
Cost of investments for tax purposes is $1,139,378,260.

Invesco Small Cap Equity Fund

Item 2.	Controls and Procedures.

(a)	As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group (Invesco Funds Group)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	May 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	May 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	May 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.